Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Feb. 25, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 20, 2017	Oct. 31, 2017	Oct. 31, 2016	Aug. 25, 2016	Oct. 31, 2015	Oct. 31, 2014
Schwab U.S. Large-Cap Growth Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Growth Index Fund
Account Value	[1]	$ 29,527.1	$ 20,537.3	$ 17,274.29	$ 22,919.16		$ 16,011.86	$ 12,397.34	$ 10,592.5	$ 9,940
Schwab U.S. Large-Cap Value Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Value Index Fund
Account Value	[1]	$ 17,737.53	13,543.23	13,528.96	14,553.57		10,127.99	10,971.68	9,877.5	10,030
Schwab International Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab International Opportunities Fund
Account Value	[2],[3],[4]	$ 15,511.07	12,845.75	11,988.68	18,394.75		13,779	12,692.73	11,486.45		$ 12,919.04	$ 10,051.83		$ 10,051.96	$ 10,000
Schwab U.S. Mid-Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Mid-Cap Index Fund
Account Value	[1]	$ 18,855.11	13,930.55	14,075.42	16,988.42		11,687.73	11,233.47	9,887.5	10,040
Schwab Core Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Core Equity Fund
Account Value	[2]	$ 28,312.93	20,792.15	18,904.08	21,940.2		15,942.29	15,233.23	13,598.83		13,240.04	10,507.76		10,560.81	10,000
Schwab Fundamental U.S. Large Company Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Large Company Index Fund
Account Value	[1]	$ 29,669.44	22,410.09	21,450.11	22,386.83		14,793.21	15,146.16	13,699.02		12,823.1	10,713.62		10,144.46	10,000
Schwab Dividend Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Dividend Equity Fund
Account Value	[2],[4]	$ 20,121.19	15,319.99	15,590.55	16,232.69		11,400.96	13,150.63	12,088.65		12,165.3	10,038.1		10,012.36	10,000
Schwab Fundamental U.S. Small Company Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Small Company Index Fund
Account Value	[1]	$ 23,227.17	17,836.8	18,396.72	20,755.61		12,677.01	14,151.19	13,399.13		13,085.39	10,643.48		10,101.16	10,000
Schwab Large-Cap Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Large-Cap Growth Fund
Account Value	[2]	$ 35,748.53	25,525.66	21,384.26	27,573.36		19,637.36	16,148.79	14,395.81		13,780.96	10,758.16		10,700.23	10,000
Schwab Small-Cap Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Small-Cap Equity Fund
Account Value	[2]	$ 21,790.76	16,492.6	17,123.43	19,078.67		12,032.86	13,348.37	13,337.67		13,156.79	10,452.43		10,301.26	10,000
Schwab Health Care Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Health Care Fund
Account Value	[2],[4]	$ 21,998.96	18,702.46	19,490.4	20,263.79		15,585.58	14,224.75	13,355.63		12,238.68	10,105.96		10,725.92	10,000
Schwab International Core Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab International Core Equity Fund
Account Value	[2],[4]	$ 16,180.97	12,829.41	10,989.79	14,161.95		11,053.86	11,761.11	10,983.7		12,507.56	9,959.93		10,205.47	10,000
Schwab Balanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Balanced Fund
Account Value	[2]	$ 20,104.87	16,110.06	15,093.13	18,521.53		15,034.26	13,846.81	12,453.65		12,216.91	10,540.65		10,394.51	10,000
Schwab S&P 500 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab S&P 500 Index Fund
Account Value	[1]	$ 33,793.81	24,496.32	22,246.51	26,060.03		18,237.72	16,626.14	14,546.13		13,557.7	10,972.08		10,509.58	10,000
Schwab Small-Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Small-Cap Index Fund
Account Value	[1]	$ 21,568.66	16,079.51	17,567.56	21,562.18		14,296.59	14,296.51	13,622.46		13,364.24	10,453.8		10,035.71	10,000
Schwab Total Stock Market Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Total Stock Market Index Fund
Account Value	[1]	$ 31,987.74	23,182.18	21,390.43	25,753.8		17,882.99	16,265.88	14,347.39		13,470.53	10,872.86		10,435.57	10,000
Schwab International Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab International Index Fund
Account Value	[1],[4]	$ 15,511.07	12,845.75	11,988.68	18,394.75		12,692.73	12,692.73	11,486.45		12,919.04	10,051.83		10,051.96	10,000
Schwab Fundamental International Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Equity Index Fund
Account Value	[1],[4]	$ 17,280.22	14,431.64	12,293.03	14,854.93		10,313.8	11,894.29	11,111.73		11,887.85	9,599.91		9,593.46	10,000
Schwab Fundamental International Small Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Small Equity Index Fund
Account Value	[1],[4]	$ 16,829.98	13,989.09	12,517.55	17,055.89		12,426.6	13,259.39	12,612.02		13,980.29	11,164.04		10,309.29	10,000
Schwab Fundamental Emerging Markets Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Emerging Markets Equity Index Fund
Account Value	[1],[4]	$ 16,270.75	12,596.92	10,940.69	14,559.6		10,356.79	12,298.59	11,106.65		11,827.3	9,697.93		7,972.45	10,000
Schwab MarketTrack All Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack All Equity Portfolio
Account Value	[2]	$ 23,709.1	18,054.93	16,823.19	20,242.88		14,067.43	14,259.29	13,012.89		12,871.02	10,436.41		10,035.94	10,000
Schwab MarketTrack Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Growth Portfolio
Account Value	[2]	$ 21,233.06	16,704.81	15,807.6	18,711.8		13,930.74	13,829.01	12,588.01		12,428.59	10,486.71		10,094.8	10,000
Schwab MarketTrack Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Balanced Portfolio
Account Value	[2]	$ 18,292.36	14,920.95	14,281.86	16,865.15		13,528.78	13,216.1	11,999.52		11,946.69	10,506.68		10,110.12	10,000
Schwab MarketTrack Conservative Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Conservative Portfolio
Account Value	[2]	$ 15,504.28	13,127.3	12,743.9	15,033.02		13,015.72	12,566.74	11,392.14		11,447.89	10,495.63		10,123.09	10,000
Schwab Target 2010 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2010 Fund
Account Value	[2]	$ 15,686.26	13,319.1	12,777.55	15,155.1		13,356.65	12,555.29	11,370.2		11,429.91	10,475.66		10,202.68	10,000
Schwab Target 2015 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2015 Fund
Account Value	[2]	$ 15,975.05	13,466.86	12,883.21	15,363.78		13,413.86	12,606.42	11,410.58		11,475.83	10,463.52		10,199.15	10,000
Schwab Target 2020 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2020 Fund
Account Value	[2]	$ 16,547.55	13,860.63	13,241.05	15,829.48		13,732.02	12,914.17	11,678.37		11,716.14	10,434.62		10,224.96	10,000
Schwab Target 2025 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2025 Fund
Account Value	[2]	$ 17,737.5	14,711.8	13,949.95	16,887.47		14,043.55	13,251.58	11,960.72		12,024.98	10,441.33		10,235.78	10,000
Schwab Target 2030 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2030 Fund
Account Value	[2]	$ 19,028.27	15,396.45	14,453.94	17,737.84		14,260.58	13,478	12,148.71		12,240.55	10,419.99		10,243.86	10,000
Schwab Target 2035 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2035 Fund
Account Value	[2]	$ 19,977.87	15,886.83	14,816.91	18,385.05		14,390.7	13,638.77	12,298.61		12,407.79	10,409.69		10,242.58	10,000
Schwab Target 2040 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2040 Fund
Account Value	[2]	$ 20,807.11	16,320.16	15,141.29	18,950.25		14,513.77	13,782.26	12,427.15		12,573.84	10,390.17		10,248.4	10,000
Schwab Target 2045 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2045 Fund
Account Value	[2]	$ 21,421.45	16,629.95	15,363.47	19,388.4		14,563.64	13,857.48	12,493.95		12,675.21	10,379.78		10,236.71	10,000
Schwab Target 2050 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2050 Fund
Account Value	[2]	$ 21,865.94	16,851.08	15,513.53	19,691.23		14,604.77	13,914.1	12,549.47		12,741.21	10,385.98		10,243.6	10,000
Schwab Target 2055 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2055 Fund
Account Value	[2]	$ 22,028.74	16,924.44	15,581.95	19,860.87		14,626.25	13,948.29	12,596.41		12,787.02	10,366.13		10,235.59	10,000
Schwab Target 2060 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2060 Fund
Account Value	[2]	$ 21,083.78	16,149.92	14,840.63	18,996.87		13,877.34	13,251.07	11,953.74		12,153.12		$ 9,980
Schwab Target 2065 Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2065 Fund
Account Value	[2]	$ 12,606.24	9,637.52	8,861.91	11,330	$ 9,930
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6],[7],[8],[9],[10],[11],[12],[13]	S&P 500® Index
Account Value		$ 33,950.49	24,598.76	22,333.51	26,155.04		18,301.25	16,681.4	14,591.06	9,975.76	13,592.52	10,994.31		10,519.95	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[14]	Russell 1000® Index
Account Value		$ 33,205.93	24,050.27	21,966.95	26,269.4		18,304.73	16,510.7	14,463.77		13,520.34	10,932.72		10,486.47	10,000
MSCI EAFE® Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16],[17]	MSCI EAFE® Index (Net)
Account Value	[17]	$ 16,714.13	13,592.47	11,881.44	15,430.21		11,499.6	12,347.15	11,119.17		11,937.41	9,670.8		9,993.25	10,000
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI Emerging Markets Index (Net)
Account Value	[17]	$ 14,011.89	11,181.32	10,091.5	14,630.95		12,509.33	11,555.79	10,330.96		11,809	9,338.81		8,546.75	10,000
Dow Jones U.S. Total Stock Market Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Account Value		$ 32,080.18	23,247.47	21,447.17	25,822.54	9,969.03	17,923.47	16,295.82	14,371.03		13,486.31	10,879.71	9,991.8	10,440.47	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,592.8	10,486.83	10,449.63	12,393.2	10,083.72	12,452.72	11,727.13	10,516.72		10,737.2	10,641.19	9,996.44	10,195.59	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 44,811.85	31,169.9	26,204.12	34,751.83		24,266.57	18,779.49	16,036.8	9,939.29	14,485.13	11,167.18		10,918.02	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,391.79	17,859.55	17,835.67	19,177.56		13,340.28	14,432.13	12,977.01	10,028.67	12,594.76	10,693.39		10,052.93	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 18,907.12	13,964.45	14,106.44	17,029.94		11,712.84	11,248.93	9,891.9	$ 10,039.2
RAFI Fundamental High Liquidity US Large Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[19]	RAFI Fundamental High Liquidity US Large Index
Account Value	[19]	$ 11,546
Russell RAFITM US Large Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell RAFITM US Large Company Index
Account Value		$ 30,429.27	22,926.76	21,900.13	22,783.71		15,018.1	15,355.71	13,858.01		12,940	10,781.73		10,177.02	10,000
Fundamental US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental US Large Spliced Index
Account Value		$ 30,411.95	22,926.76	21,900.13	22,783.71		15,018.1	15,355.71	13,858.01		12,940	10,781.73		10,177.02	10,000
Dividend Equity Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dividend Equity Spliced Index
Account Value		$ 23,782.71	18,158.02	18,133.74	19,498.06		13,563.23	14,673.32	13,193.88		12,805.25	10,872.1		10,220.94	10,000
RAFI Fundamental High Liquidity US Small Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[20]	RAFI Fundamental High Liquidity US Small Index
Account Value	[20]	$ 11,150.9
Russell RAFITM US Small Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell RAFITM US Small Company Index
Account Value		$ 23,682.09	18,157.52	18,689.14	21,042.72		12,822.89	14,314.53	13,523.81		13,178.35	10,700.23		10,130.16	10,000
Fundamental US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental US Small Spliced Index
Account Value		$ 23,665.49	18,157.52	18,689.14	21,042.72		12,822.89	14,314.53	13,523.81		13,178.35	10,700.23		10,130.16	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,460.25	16,006.19	17,505.51	21,489.95		14,250.52	14,270.1	13,602.91		13,355.42	10,446.27		10,033.61	10,000
Dow Jones Global Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Global Health Care Index
Account Value		$ 21,693.9	18,076.77	18,447.7	20,503.45		16,100.91	14,423.62	13,144.66		12,012	10,012.34		10,657.12	10,000
Balanced Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Blended Index
Account Value		$ 21,495.63	17,249.81	16,390.5	19,355.32		15,506.52	14,369.45	12,789.62		12,373.32	10,808.6		10,361.35	10,000
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[21]	RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Account Value	[17],[21]	$ 10,657.9
Fundamental Developed ex US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Large Spliced Index
Account Value		$ 17,656.72	14,615.58	12,511.03	15,041.52		10,398.69	12,058.76	11,276.34		11,997.04	9,699		9,707.58	10,000
Russell RAFI Developed ex US Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Developed ex US Large Company Index (Net)
Account Value	[17]	$ 17,667.16	14,615.58	12,511.03	15,041.52		10,398.69	12,058.76	11,276.34		11,997.04	9,699		9,707.58	10,000
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[22]	RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Account Value	[17],[22]	$ 10,610
Fundamental Developed ex US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Small Spliced Index
Account Value		$ 17,541.65	14,431.22	12,949.36	17,531.58		12,727.4	13,610.85	12,900.56		14,222.87	11,351.49		10,490.31	10,000
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Developed ex US Small Company Index (Net)
Account Value	[17]	$ 17,521.16	14,431.22	12,949.36	17,531.58		12,727.4	13,610.85	12,900.56		14,222.87	11,351.49		10,490.31	10,000
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17]	S&P Developed ex-U.S. Small Cap Index (Net)
Account Value	[17]	$ 16,419.88	13,503.1	12,632.09	18,294.75		13,414.05	13,485.45	12,556.17		13,657.6	10,851.08		10,545.13	10,000
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[23]	RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Account Value	[17],[23]	$ 11,984.4
Russell RAFITM Emerging Markets Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Emerging Markets Large Company Index (Net)
Account Value	[17]	$ 17,320.58	13,193.86	11,383.34	15,296.36		10,765.59	12,706.54	11,391.86		12,075.5	9,864.37		8,053.86	10,000
Fundamental Emerging Markets Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Emerging Markets Spliced Index
Account Value		$ 17,336.74	13,193.86	11,383.34	15,296.36		10,765.59	12,706.54	11,391.86		12,075.5	9,864.37		8,053.86	10,000
All Equity Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		All Equity Composite Index
Account Value		$ 25,007.19	18,911.91	17,564.97	21,037.57		14,553.1	14,707.98	13,356.49		13,131.13	10,596.23		10,140.94	10,000
Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Composite Index
Account Value		$ 22,346.16	17,469.71	16,475.05	19,405.71		14,373.69	14,223.34	12,884.59		12,656.82	10,632.75		10,182.38	10,000
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Account Value		$ 19,262.51	15,618.09	14,892.72	17,502.76		13,973.04	13,605.06	12,281.05		12,166.15	10,646.85		10,194.35	10,000
Conservative Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Composite Index
Account Value		$ 16,406.1	13,802.93	13,340.81	15,665.8		13,487.04	12,968.78	11,681.75		11,676.33	10,647.74		10,198.97	10,000
Target 2010 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2010 Composite Index
Account Value		$ 16,034.36	13,617.49	13,091.47	15,269.22		13,485.98	12,814.42	11,534.04		11,493.12	10,578.38		10,226.23	10,000
Target 2015 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2015 Composite Index
Account Value		$ 16,412.43	13,831.62	13,256.37	15,504.07		13,559.15	12,898.24	11,596.07		11,550.61	10,584.79		10,232.17	10,000
Target 2020 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2020 Composite Index
Account Value		$ 17,057.67	14,302.79	13,678.38	16,029.88		13,926.97	13,250.74	11,891.92		11,799.89	10,577.7		10,257.49	10,000
Target 2025 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2025 Composite Index
Account Value		$ 18,439.74	15,295.23	14,519.98	17,150.88		14,283.44	13,673.4	12,209.49		12,092.06	10,582.86		10,268.33	10,000
Target 2030 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2030 Composite Index
Account Value		$ 19,900.42	16,093.9	15,135.61	18,051.57		14,520.7	13,965.31	12,433.91		12,303.8	10,577.71		10,271.35	10,000
Target 2035 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2035 Composite Index
Account Value		$ 21,041.42	16,709.86	15,614.97	18,776.74		14,708.05	14,192.95	12,616.8		12,478.05	10,569.98		10,271.31	10,000
Target 2040 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2040 Composite Index
Account Value		$ 22,013.69	17,235.17	16,029.39	19,414.68		14,871.62	14,392.45	12,780.94		12,637.82	10,557.37		10,267.1	10,000
Target 2045 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2045 Composite Index
Account Value		$ 22,789.05	17,635.23	16,341.28	19,922.84		14,949.42	14,514.28	12,880.02		12,742.64	10,550.76		10,263.93	10,000
Target 2050 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2050 Composite Index
Account Value		$ 23,244.58	17,854.38	16,512.7	20,216.23		14,991.8	14,583.31	12,937.57		12,803.57	10,543.66		10,261.26	10,000
Target 2055 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2055 Composite Index
Account Value		$ 23,559.3	18,021.13	16,648.08	20,434.9		15,036.44	14,646.04	12,991.21		12,859.58	$ 10,535.21		$ 10,258.11	$ 10,000
Target 2060 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2060 Composite Index
Account Value		$ 22,109.19	16,857.06	15,554.73	19,134.41		$ 13,972.31	$ 13,629.59	$ 12,087.84		$ 11,972		$ 9,970.92
Target 2065 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2065 Composite Index
Account Value		$ 13,052.06	$ 9,928.24	$ 9,157.44	$ 11,272.53	$ 9,875.96

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[3]	The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[4]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[6]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
[8]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[9]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
[10]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 2000® Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[11]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
[12]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
[13]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[14]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[15]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[16]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[17]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[18]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[19]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[20]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[21]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[22]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[23]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.